Annual Total Returns[BarChart] - Federated Hermes Kaufmann Fund - R	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.78%)	17.30%	40.54%	9.14%	5.96%	3.07%	27.68%	3.63%	33.08%	28.48%